Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000192464 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	13.00%
C000192464 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	1.00%
C000192464 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000192464 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000192464 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	14.00%
C000192464 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	30.00%
Percent of Total Short Exposure	9.00%
C000192464 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000192464 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000192464 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000192464 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000192464 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000192464 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000192464 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000192464 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000192464 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000192464 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Percent of Net Long Exposure	14.10%
Percent of Net Short Exposure	0.00%
C000192464 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Percent of Net Long Exposure	57.90%
Percent of Net Short Exposure	0.00%
C000192464 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	165.40%
Percent of Net Short Exposure	(159.90%)
C000192464 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[1]
Percent of Net Short Exposure	(0.50%)
C000192464 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000192464 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[2]
Percent of Net Short Exposure	0.00%
C000192464 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[2]
Percent of Net Short Exposure	0.00%
C000192463 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	13.00%
C000192463 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	1.00%
C000192463 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000192463 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000192463 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	14.00%
C000192463 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	30.00%
Percent of Total Short Exposure	9.00%
C000192463 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000192463 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000192463 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000192463 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000192463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000192463 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000192463 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000192463 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000192463 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000192463 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Percent of Net Long Exposure	14.10%
Percent of Net Short Exposure	0.00%
C000192463 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Percent of Net Long Exposure	57.90%
Percent of Net Short Exposure	0.00%
C000192463 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	165.40%
Percent of Net Short Exposure	(159.90%)
C000192463 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[3]
Percent of Net Short Exposure	(0.50%)
C000192463 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000192463 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[4]
Percent of Net Short Exposure	0.00%
C000192463 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[4]
Percent of Net Short Exposure	0.00%
C000192465 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	13.00%
C000192465 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	1.00%
C000192465 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000192465 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000192465 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	14.00%
C000192465 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	30.00%
Percent of Total Short Exposure	9.00%
C000192465 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000192465 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000192465 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000192465 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000192465 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000192465 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000192465 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000192465 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000192465 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000192465 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Percent of Net Long Exposure	14.10%
Percent of Net Short Exposure	0.00%
C000192465 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Percent of Net Long Exposure	57.90%
Percent of Net Short Exposure	0.00%
C000192465 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	165.40%
Percent of Net Short Exposure	(159.90%)
C000192465 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[5]
Percent of Net Short Exposure	(0.50%)
C000192465 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000192465 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[6]
Percent of Net Short Exposure	0.00%
C000192465 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[6]
Percent of Net Short Exposure	0.00%
C000261312 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	15.00%
Percent of Total Short Exposure	10.00%
C000261312 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261312 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000261312 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	12.00%
C000261312 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	35.00%
Percent of Total Short Exposure	12.00%
C000261312 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000261312 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000261312 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000261312 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000261312 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000261312 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261312 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261312 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000261312 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000261312 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000261312 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Percent of Net Long Exposure	43.90%
Percent of Net Short Exposure	0.00%
C000261312 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Percent of Net Long Exposure	35.60%
Percent of Net Short Exposure	0.00%
C000261312 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	66.20%
Percent of Net Short Exposure	(72.10%)
C000261312 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%	[7]
C000261312 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000261314 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	15.00%
Percent of Total Short Exposure	10.00%
C000261314 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261314 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000261314 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	12.00%
C000261314 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	35.00%
Percent of Total Short Exposure	12.00%
C000261314 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000261314 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000261314 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000261314 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000261314 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000261314 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261314 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000261314 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000261314 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000261314 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Percent of Net Long Exposure	43.90%
Percent of Net Short Exposure	0.00%
C000261314 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Percent of Net Long Exposure	35.60%
Percent of Net Short Exposure	0.00%
C000261314 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	66.20%
Percent of Net Short Exposure	(72.10%)
C000261314 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%	[8]
C000261314 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000261313 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	15.00%
Percent of Total Short Exposure	10.00%
C000261313 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261313 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000261313 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	12.00%
C000261313 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	35.00%
Percent of Total Short Exposure	12.00%
C000261313 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000261313 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000261313 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000261313 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000261313 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000261313 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261313 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261313 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000261313 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000261313 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000261313 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Percent of Net Long Exposure	43.90%
Percent of Net Short Exposure	0.00%
C000261313 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Percent of Net Long Exposure	35.60%
Percent of Net Short Exposure	0.00%
C000261313 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	66.20%
Percent of Net Short Exposure	(72.10%)
C000261313 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%	[9]
C000261313 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000070968 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	4.00%
C000070968 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	10.00%
C000070968 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	61.00%
Percent of Total Short Exposure	24.00%
C000070968 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000070968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000070968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000070968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000070968 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000070968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000070968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000070968 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Percent of Net Long Exposure	30.70%
Percent of Net Short Exposure	0.00%
C000070968 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Percent of Net Long Exposure	34.90%
Percent of Net Short Exposure	0.00%
C000070968 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	9.10%
Percent of Net Short Exposure	(15.50%)
C000070968 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000070968 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[10]
Percent of Net Short Exposure	0.00%
C000070968 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	35.80%
Percent of Net Short Exposure	(1.30%)
C000070968 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
Percent of Net Short Exposure	0.00%
C000070968 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000070968 | Closed-End Funds
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000070968 | Units
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000070968 | Securities in Litigation
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[11]
Percent of Net Short Exposure	0.00%
C000070967 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	4.00%
C000070967 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	10.00%
C000070967 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	61.00%
Percent of Total Short Exposure	24.00%
C000070967 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000070967 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000070967 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000070967 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070967 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070967 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000070967 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000070967 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000070967 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000070967 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Percent of Net Long Exposure	30.70%
Percent of Net Short Exposure	0.00%
C000070967 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Percent of Net Long Exposure	34.90%
Percent of Net Short Exposure	0.00%
C000070967 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	9.10%
Percent of Net Short Exposure	(15.50%)
C000070967 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000070967 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[12]
Percent of Net Short Exposure	0.00%
C000070967 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	35.80%
Percent of Net Short Exposure	(1.30%)
C000070967 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
Percent of Net Short Exposure	0.00%
C000070967 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000070967 | Closed-End Funds
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000070967 | Units
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000070967 | Securities in Litigation
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[13]
Percent of Net Short Exposure	0.00%
C000145937 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	4.00%
C000145937 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	10.00%
C000145937 | Total Return Basket Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	61.00%
Percent of Total Short Exposure	24.00%
C000145937 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000145937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000145937 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000145937 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145937 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145937 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000145937 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000145937 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000145937 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145937 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Percent of Net Long Exposure	30.70%
Percent of Net Short Exposure	0.00%
C000145937 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Percent of Net Long Exposure	34.90%
Percent of Net Short Exposure	0.00%
C000145937 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	9.10%
Percent of Net Short Exposure	(15.50%)
C000145937 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	0.00%
C000145937 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[14]
Percent of Net Short Exposure	0.00%
C000145937 | Convertible Bonds
Holdings [Line Items]
Percent of Net Long Exposure	35.80%
Percent of Net Short Exposure	(1.30%)
C000145937 | Corporate Bonds
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
Percent of Net Short Exposure	0.00%
C000145937 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000145937 | Closed-End Funds
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000145937 | Units
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000145937 | Securities in Litigation
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[15]
Percent of Net Short Exposure	0.00%
C000219592 | Relative Value Arbitrage
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219592 | Systematic Trend
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219592 | Global Macro
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219592 | Multi-Strategy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219592 | Equity Market Neutral
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219592 | Global Flexible Allocation
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000219592 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219592 | AQR Multi-Asset Fund
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000219592 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000219592 | AQR Style Premia Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219592 | AQR Macro Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219592 | AQR Managed Futures Strategy HV Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219592 | AQR Diversified Arbitrage Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219592 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219593 | Relative Value Arbitrage
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219593 | Systematic Trend
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219593 | Global Macro
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219593 | Multi-Strategy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219593 | Equity Market Neutral
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219593 | Global Flexible Allocation
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000219593 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219593 | AQR Multi-Asset Fund
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000219593 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000219593 | AQR Style Premia Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219593 | AQR Macro Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219593 | AQR Managed Futures Strategy HV Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219593 | AQR Diversified Arbitrage Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219593 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219591 | Relative Value Arbitrage
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219591 | Systematic Trend
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219591 | Global Macro
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000219591 | Multi-Strategy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219591 | Equity Market Neutral
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219591 | Global Flexible Allocation
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000219591 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219591 | AQR Multi-Asset Fund
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000219591 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000219591 | AQR Style Premia Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000219591 | AQR Macro Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219591 | AQR Managed Futures Strategy HV Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219591 | AQR Diversified Arbitrage Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219591 | Limited Purpose Cash Investment Fund
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145994 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	41.00%
Percent of Total Short Exposure	59.00%
C000145994 | Others country
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000145994 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000145994 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000145994 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000145994 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000145994 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145994 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145994 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000145994 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000145994 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000145994 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000145994 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145994 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000145994 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000145994 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145994 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145994 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145994 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145994 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145994 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145994 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000145994 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000145995 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	41.00%
Percent of Total Short Exposure	59.00%
C000145995 | Others country
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000145995 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000145995 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000145995 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000145995 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000145995 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145995 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145995 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000145995 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000145995 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000145995 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000145995 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145995 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000145995 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000145995 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145995 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145995 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145995 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145995 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145995 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145995 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000145995 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000145996 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	41.00%
Percent of Total Short Exposure	59.00%
C000145996 | Others country
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000145996 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000145996 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000145996 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000145996 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000145996 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145996 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145996 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000145996 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000145996 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000145996 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000145996 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000145996 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000145996 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000145996 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145996 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145996 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145996 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145996 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145996 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145996 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000145996 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000127655 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	0.00%
C000127655 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	21.00%
C000127655 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	53.00%
Percent of Total Short Exposure	0.00%
C000127655 | Others country
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000127655 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000127655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127655 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000127655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000127655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000127655 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127655 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000127655 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000127655 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.30%
C000127655 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127655 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127655 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127655 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127655 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000127655 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000127655 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127655 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127655 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127655 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000127655 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000127656 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	0.00%
C000127656 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	21.00%
C000127656 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	53.00%
Percent of Total Short Exposure	0.00%
C000127656 | Others country
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000127656 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127656 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000127656 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127656 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000127656 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000127656 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000127656 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127656 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000127656 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000127656 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.30%
C000127656 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127656 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127656 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127656 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000127656 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000127656 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000127656 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127656 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127656 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000127656 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000127656 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000145944 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	5.00%
Percent of Total Short Exposure	0.00%
C000145944 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	21.00%
C000145944 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	53.00%
Percent of Total Short Exposure	0.00%
C000145944 | Others country
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000145944 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000145944 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000145944 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000145944 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000145944 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000145944 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000145944 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000145944 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000145944 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000145944 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.30%
C000145944 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145944 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000145944 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145944 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145944 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145944 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000145944 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145944 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145944 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000145944 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000145944 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000261309 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	4.00%
C000261309 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	95.00%
Percent of Total Short Exposure	0.00%
C000261309 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261309 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000261309 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000261309 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261309 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000261309 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261309 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000261309 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000261309 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000261309 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Percent of Net Long Exposure	28.70%
Percent of Net Short Exposure	0.00%
C000261309 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Net Long Exposure	37.60%
Percent of Net Short Exposure	0.00%
C000261309 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	253.50%
Percent of Net Short Exposure	(249.70%)
C000261309 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.40%)
C000261309 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[16]
C000261311 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	4.00%
C000261311 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	95.00%
Percent of Total Short Exposure	0.00%
C000261311 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261311 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000261311 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000261311 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261311 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000261311 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261311 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000261311 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000261311 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000261311 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Percent of Net Long Exposure	28.70%
Percent of Net Short Exposure	0.00%
C000261311 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Net Long Exposure	37.60%
Percent of Net Short Exposure	0.00%
C000261311 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	253.50%
Percent of Net Short Exposure	(249.70%)
C000261311 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.40%)
C000261311 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[17]
C000261310 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	4.00%
C000261310 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	95.00%
Percent of Total Short Exposure	0.00%
C000261310 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261310 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000261310 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000261310 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261310 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000261310 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261310 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000261310 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000261310 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000261310 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Percent of Net Long Exposure	28.70%
Percent of Net Short Exposure	0.00%
C000261310 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Net Long Exposure	37.60%
Percent of Net Short Exposure	0.00%
C000261310 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	253.50%
Percent of Net Short Exposure	(249.70%)
C000261310 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.40%)
C000261310 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[18]
C000138522 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	19.00%
Percent of Total Short Exposure	17.00%
C000138522 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000138522 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000138522 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	9.00%
C000138522 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	24.00%
Percent of Total Short Exposure	17.00%
C000138522 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000138522 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000138522 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Percent of Net Long Exposure	40.70%
Percent of Net Short Exposure	0.00%
C000138522 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Percent of Net Long Exposure	49.70%
Percent of Net Short Exposure	0.00%
C000138522 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000138522 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000138523 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	19.00%
Percent of Total Short Exposure	17.00%
C000138523 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000138523 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000138523 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	9.00%
C000138523 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	24.00%
Percent of Total Short Exposure	17.00%
C000138523 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000138523 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000138523 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Percent of Net Long Exposure	40.70%
Percent of Net Short Exposure	0.00%
C000138523 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Percent of Net Long Exposure	49.70%
Percent of Net Short Exposure	0.00%
C000138523 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000138523 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000145947 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	19.00%
Percent of Total Short Exposure	17.00%
C000145947 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000145947 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000145947 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	9.00%
C000145947 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	24.00%
Percent of Total Short Exposure	17.00%
C000145947 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000145947 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000145947 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Percent of Net Long Exposure	40.70%
Percent of Net Short Exposure	0.00%
C000145947 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Percent of Net Long Exposure	49.70%
Percent of Net Short Exposure	0.00%
C000145947 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	2.60%
Percent of Net Short Exposure	0.00%
C000145947 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000082154 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	11.00%
C000082154 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000082154 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000082154 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000082154 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	14.00%
C000082154 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	26.00%
Percent of Total Short Exposure	13.00%
C000082154 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000082154 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000082154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000082154 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000082154 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000082154 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000082154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000082154 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	63.70%
Percent of Net Long Exposure	63.70%
Percent of Net Short Exposure	0.00%
C000082154 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Percent of Net Long Exposure	19.50%
Percent of Net Short Exposure	0.00%
C000082154 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	96.00%
Percent of Net Short Exposure	(93.50%)
C000082154 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.30%)
C000082154 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000082155 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	11.00%
C000082155 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000082155 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000082155 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000082155 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	14.00%
C000082155 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	26.00%
Percent of Total Short Exposure	13.00%
C000082155 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000082155 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000082155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000082155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000082155 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000082155 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000082155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000082155 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	63.70%
Percent of Net Long Exposure	63.70%
Percent of Net Short Exposure	0.00%
C000082155 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Percent of Net Long Exposure	19.50%
Percent of Net Short Exposure	0.00%
C000082155 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	96.00%
Percent of Net Short Exposure	(93.50%)
C000082155 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.30%)
C000082155 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000145938 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	11.00%
C000145938 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000145938 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000145938 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000145938 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	14.00%
C000145938 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	26.00%
Percent of Total Short Exposure	13.00%
C000145938 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000145938 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000145938 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000145938 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145938 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000145938 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000145938 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000145938 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000145938 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000145938 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000145938 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	63.70%
Percent of Net Long Exposure	63.70%
Percent of Net Short Exposure	0.00%
C000145938 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Percent of Net Long Exposure	19.50%
Percent of Net Short Exposure	0.00%
C000145938 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	96.00%
Percent of Net Short Exposure	(93.50%)
C000145938 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.30%)
C000145938 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000127657 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	11.00%
C000127657 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000127657 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000127657 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000127657 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	13.00%
C000127657 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	13.00%
C000127657 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000127657 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000127657 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000127657 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127657 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000127657 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127657 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000127657 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000127657 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000127657 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000127657 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Percent of Net Long Exposure	47.40%
Percent of Net Short Exposure	0.00%
C000127657 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Percent of Net Long Exposure	28.30%
Percent of Net Short Exposure	0.00%
C000127657 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	138.70%
Percent of Net Short Exposure	(148.50%)
C000127657 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	(0.40%)
C000127657 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.00%
C000127657 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[19]
C000127658 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	11.00%
C000127658 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000127658 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000127658 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000127658 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	13.00%
C000127658 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	13.00%
C000127658 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000127658 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000127658 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000127658 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127658 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000127658 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127658 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000127658 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000127658 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000127658 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000127658 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Percent of Net Long Exposure	47.40%
Percent of Net Short Exposure	0.00%
C000127658 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Percent of Net Long Exposure	28.30%
Percent of Net Short Exposure	0.00%
C000127658 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	138.70%
Percent of Net Short Exposure	(148.50%)
C000127658 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	(0.40%)
C000127658 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.00%
C000127658 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[20]
C000145945 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	11.00%
C000145945 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000145945 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000145945 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000145945 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	13.00%
C000145945 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	27.00%
Percent of Total Short Exposure	13.00%
C000145945 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000145945 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000145945 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000145945 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145945 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000145945 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145945 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000145945 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000145945 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000145945 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000145945 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Percent of Net Long Exposure	47.40%
Percent of Net Short Exposure	0.00%
C000145945 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Percent of Net Long Exposure	28.30%
Percent of Net Short Exposure	0.00%
C000145945 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	138.70%
Percent of Net Short Exposure	(148.50%)
C000145945 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	(0.40%)
C000145945 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.00%
C000145945 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[21]
C000261316 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	21.00%
C000261316 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261316 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261316 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261316 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	10.00%
C000261316 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	25.00%
Percent of Total Short Exposure	11.00%
C000261316 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000261316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000261316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000261316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000261316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261316 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000261316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000261316 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Percent of Net Long Exposure	44.60%
Percent of Net Short Exposure	0.00%
C000261316 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	27.20%
Percent of Net Short Exposure	0.00%
C000261316 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	179.60%
Percent of Net Short Exposure	(178.20%)
C000261316 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.50%)
C000261316 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000261316 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[22]
C000261315 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	21.00%
C000261315 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261315 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261315 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261315 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	10.00%
C000261315 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	25.00%
Percent of Total Short Exposure	11.00%
C000261315 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261315 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000261315 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261315 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000261315 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000261315 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000261315 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261315 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000261315 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000261315 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Percent of Net Long Exposure	44.60%
Percent of Net Short Exposure	0.00%
C000261315 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	27.20%
Percent of Net Short Exposure	0.00%
C000261315 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	179.60%
Percent of Net Short Exposure	(178.20%)
C000261315 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.50%)
C000261315 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000261315 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[23]
C000261317 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	21.00%
C000261317 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261317 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261317 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261317 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	10.00%
C000261317 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	25.00%
Percent of Total Short Exposure	11.00%
C000261317 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000261317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261317 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000261317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000261317 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000261317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261317 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000261317 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000261317 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Percent of Net Long Exposure	44.60%
Percent of Net Short Exposure	0.00%
C000261317 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	27.20%
Percent of Net Short Exposure	0.00%
C000261317 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	179.60%
Percent of Net Short Exposure	(178.20%)
C000261317 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.50%)
C000261317 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	0.00%
C000261317 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[24]
C000261320 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	19.00%
C000261320 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261320 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261320 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	10.00%
C000261320 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	24.00%
Percent of Total Short Exposure	12.00%
C000261320 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000261320 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000261320 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000261320 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261320 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000261320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261320 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
C000261320 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000261320 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000261320 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Percent of Net Long Exposure	32.40%
Percent of Net Short Exposure	0.00%
C000261320 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Percent of Net Long Exposure	31.90%
Percent of Net Short Exposure	0.00%
C000261320 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	226.10%
Percent of Net Short Exposure	(224.80%)
C000261320 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	(0.50%)
C000261320 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000261320 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[25]
C000261319 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	19.00%
C000261319 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261319 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261319 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	10.00%
C000261319 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	24.00%
Percent of Total Short Exposure	12.00%
C000261319 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000261319 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000261319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000261319 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000261319 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261319 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
C000261319 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000261319 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000261319 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Percent of Net Long Exposure	32.40%
Percent of Net Short Exposure	0.00%
C000261319 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Percent of Net Long Exposure	31.90%
Percent of Net Short Exposure	0.00%
C000261319 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	226.10%
Percent of Net Short Exposure	(224.80%)
C000261319 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	(0.50%)
C000261319 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000261319 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[26]
C000261318 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	19.00%
C000261318 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261318 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000261318 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	10.00%
Percent of Total Short Exposure	10.00%
C000261318 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	24.00%
Percent of Total Short Exposure	12.00%
C000261318 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000261318 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000261318 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000261318 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261318 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000261318 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261318 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
C000261318 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000261318 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000261318 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Percent of Net Long Exposure	32.40%
Percent of Net Short Exposure	0.00%
C000261318 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Percent of Net Long Exposure	31.90%
Percent of Net Short Exposure	0.00%
C000261318 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	226.10%
Percent of Net Short Exposure	(224.80%)
C000261318 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Percent of Net Short Exposure	(0.50%)
C000261318 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000261318 | Rights
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[27]
C000091909 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000091909 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	21.00%
C000091909 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	49.00%
Percent of Total Short Exposure	7.00%
C000091909 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000091909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000091909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000091909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000091909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000091909 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000091909 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000091909 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	27.20%
Percent of Net Short Exposure	0.00%
C000091909 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Percent of Net Long Exposure	17.10%
Percent of Net Short Exposure	0.00%
C000091909 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	51.90%
Percent of Net Short Exposure	(12.00%)
C000091909 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[28]
Percent of Net Short Exposure	0.00%	[28]
C000091909 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[29]
C000091909 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Percent of Net Long Exposure	9.00%
Percent of Net Short Exposure	0.00%
C000091908 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000091908 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	21.00%
C000091908 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	49.00%
Percent of Total Short Exposure	7.00%
C000091908 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000091908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000091908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000091908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000091908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000091908 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000091908 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000091908 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	27.20%
Percent of Net Short Exposure	0.00%
C000091908 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Percent of Net Long Exposure	17.10%
Percent of Net Short Exposure	0.00%
C000091908 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	51.90%
Percent of Net Short Exposure	(12.00%)
C000091908 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[30]
Percent of Net Short Exposure	0.00%	[30]
C000091908 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[31]
C000091908 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Percent of Net Long Exposure	9.00%
Percent of Net Short Exposure	0.00%
C000145939 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000145939 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	21.00%
Percent of Total Short Exposure	21.00%
C000145939 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	49.00%
Percent of Total Short Exposure	7.00%
C000145939 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145939 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000145939 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145939 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000145939 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000145939 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000145939 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000145939 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145939 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Percent of Net Long Exposure	27.20%
Percent of Net Short Exposure	0.00%
C000145939 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Percent of Net Long Exposure	17.10%
Percent of Net Short Exposure	0.00%
C000145939 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	51.90%
Percent of Net Short Exposure	(12.00%)
C000145939 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[32]
Percent of Net Short Exposure	0.00%	[32]
C000145939 | Warrants
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	0.00%	[33]
C000145939 | Foreign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Percent of Net Long Exposure	9.00%
Percent of Net Short Exposure	0.00%
C000115560 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	11.00%
Percent of Total Short Exposure	0.00%
C000115560 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	69.00%
Percent of Total Short Exposure	20.00%
C000115559 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	11.00%
Percent of Total Short Exposure	0.00%
C000115559 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	69.00%
Percent of Total Short Exposure	20.00%
C000145941 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	11.00%
Percent of Total Short Exposure	0.00%
C000145941 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	69.00%
Percent of Total Short Exposure	20.00%
C000130629 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	17.00%
C000130629 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	2.00%
C000130629 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000130629 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000130629 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	14.00%
C000130629 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	15.00%
C000130629 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000130629 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000130629 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130629 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130629 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000130629 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000130629 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130629 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130629 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000130629 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Percent of Net Long Exposure	29.70%
Percent of Net Short Exposure	0.00%
C000130629 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Percent of Net Long Exposure	36.30%
Percent of Net Short Exposure	0.00%
C000130629 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	195.50%
Percent of Net Short Exposure	(172.40%)
C000130629 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[34]
Percent of Net Short Exposure	(1.00%)
C000130629 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000130630 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	17.00%
C000130630 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	2.00%
C000130630 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000130630 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000130630 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	14.00%
C000130630 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	15.00%
C000130630 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000130630 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000130630 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130630 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130630 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000130630 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000130630 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130630 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130630 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000130630 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Percent of Net Long Exposure	29.70%
Percent of Net Short Exposure	0.00%
C000130630 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Percent of Net Long Exposure	36.30%
Percent of Net Short Exposure	0.00%
C000130630 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	195.50%
Percent of Net Short Exposure	(172.40%)
C000130630 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[35]
Percent of Net Short Exposure	(1.00%)
C000130630 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000145946 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	18.00%
Percent of Total Short Exposure	17.00%
C000145946 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	2.00%
C000145946 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
C000145946 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000145946 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	14.00%
C000145946 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	14.00%
Percent of Total Short Exposure	15.00%
C000145946 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000145946 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000145946 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000145946 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000145946 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000145946 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000145946 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000145946 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000145946 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000145946 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Percent of Net Long Exposure	29.70%
Percent of Net Short Exposure	0.00%
C000145946 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Percent of Net Long Exposure	36.30%
Percent of Net Short Exposure	0.00%
C000145946 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	195.50%
Percent of Net Short Exposure	(172.40%)
C000145946 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[36]
Percent of Net Short Exposure	(1.00%)
C000145946 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000232928 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	10.00%
C000232928 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000232928 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000232928 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000232928 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	12.00%
C000232928 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	31.00%
Percent of Total Short Exposure	13.00%
C000232928 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000232928 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000232928 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000232928 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000232928 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000232928 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232928 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232928 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000232928 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000232928 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000232928 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Percent of Net Long Exposure	13.00%
Percent of Net Short Exposure	0.00%
C000232928 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	64.80%
Percent of Net Long Exposure	64.80%
Percent of Net Short Exposure	0.00%
C000232928 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	81.80%
Percent of Net Short Exposure	(90.40%)
C000232928 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.20%)
C000232928 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000232926 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	10.00%
C000232926 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000232926 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000232926 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000232926 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	12.00%
C000232926 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	31.00%
Percent of Total Short Exposure	13.00%
C000232926 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000232926 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000232926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000232926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000232926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000232926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232926 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000232926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000232926 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000232926 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Percent of Net Long Exposure	13.00%
Percent of Net Short Exposure	0.00%
C000232926 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	64.80%
Percent of Net Long Exposure	64.80%
Percent of Net Short Exposure	0.00%
C000232926 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	81.80%
Percent of Net Short Exposure	(90.40%)
C000232926 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.20%)
C000232926 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%
C000232927 | Interest Rate Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	16.00%
Percent of Total Short Exposure	10.00%
C000232927 | Total Return Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000232927 | OTC Options
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
C000232927 | OTC Swaptions
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	1.00%
C000232927 | Forward Foreign Currency Exchange Contracts
Holdings [Line Items]
Percent of Total Long Exposure	13.00%
Percent of Total Short Exposure	12.00%
C000232927 | Futures Contracts
Holdings [Line Items]
Percent of Total Long Exposure	31.00%
Percent of Total Short Exposure	13.00%
C000232927 | Credit Default Swap Contracts
Holdings [Line Items]
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.00%
C000232927 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000232927 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000232927 | Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000232927 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000232927 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232927 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232927 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000232927 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000232927 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000232927 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Percent of Net Long Exposure	13.00%
Percent of Net Short Exposure	0.00%
C000232927 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	64.80%
Percent of Net Long Exposure	64.80%
Percent of Net Short Exposure	0.00%
C000232927 | Common Stocks
Holdings [Line Items]
Percent of Net Long Exposure	81.80%
Percent of Net Short Exposure	(90.40%)
C000232927 | Preferred Stocks
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Percent of Net Short Exposure	(0.20%)
C000232927 | Purchased Options
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Percent of Net Short Exposure	0.00%

[1]	Represents less than 0.05% of net assets.
[2]	Securities have zero value.
[3]	Represents less than 0.05% of net assets.
[4]	Securities have zero value.
[5]	Represents less than 0.05% of net assets.
[6]	Securities have zero value.
[7]	Represents less than 0.05% of net assets.
[8]	Represents less than 0.05% of net assets.
[9]	Represents less than 0.05% of net assets.
[10]	Represents less than 0.05% of net assets.
[11]	Securities have zero value.
[12]	Represents less than 0.05% of net assets.
[13]	Securities have zero value.
[14]	Represents less than 0.05% of net assets.
[15]	Securities have zero value.
[16]	Securities have zero values.
[17]	Securities have zero values.
[18]	Securities have zero values.
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[20]	Securities have zero values.
[21]	Securities have zero values.
[22]	Securities have zero values.
[23]	Securities have zero values.
[24]	Securities have zero values.
[25]	Securities have zero values.
[26]	Securities have zero values.
[27]	Securities have zero values.
[28]	Represents less than 0.05% of net assets.
[29]	Securities have zero values.
[30]	Represents less than 0.05% of net assets.
[31]	Securities have zero values.
[32]	Represents less than 0.05% of net assets.
[33]	Securities have zero values.
[34]	Represents less than 0.05% of net assets.
[35]	Represents less than 0.05% of net assets.
[36]	Represents less than 0.05% of net assets.